Related Party (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Schedule of Related Parties Relationship

The related parties had transactions for the years ended December 31, 2025, 2024 and 2023 consisted of the following:

Name of the related parties	Nature of the relationship
Jie Liu	CEO and Chairman of the Company
Jian Liu	Vice president of the Company
Yuanqing Liu	Family member of the CEO, Father of the CEO
Ronglan Sun	Family member of the CEO, Mother of the CEO
Hongyu Hao	Family member of the CEO and Vice President of Purchase Department
Yuanxiang Liu	Family member of the CEO, Uncle of the CEO
Li Liu	Family member of the CEO, Sister of the CEO
Yongqing Dong	Family member of the CEO

Schedule of Amount Due from (Due to) a Related Parties

Amount due from related parties:

	As of December 31,
	2025	2024
	US$	US$
Jie Liu(1)	356,556	-
Jian Liu(5)	20	-
Total	356,576	-

Amount due to related parties:

	As of December 31,
	2025	2024
	US$	US$
Jie Liu(2)(3)(5)	-	(17,875)
Hongyu Hao(5)	-	(629)
Yongqing Dong(4)	(4,207)	(2,743)
Total	(4,207)	(21,247)
(1)	The Company made interest-free loan to Jie Liu, which is due on demand, and received repayment for the loan.

(2)	The Company received interest-free loan from Jie Liu, which is due on demand, and made repayment for the loan.

(3)	The Company sold a vehicle to Jie Liu.

(4)	The Company received freight service from Yongqing Dong.

(5)	The Company made reimbursement to Jie Liu, Jian Liu, Hongyu Hao, Yuanqing Liu, and Yuanxiang Liu.

Schedule of Related Parties Transactions

Related party transactions:

	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Advance to related parties(1)	(410,017)	-	(351,924)
Repayment from related parties(1)	423,930	346,238	-
Advances from related parties(2)	-	1,064,327	4,566,368
Repayments to related parties(2)	-	(1,041,097)	(5,127,251)
Sale to a related party(3)	19,868	-	-
Purchase from a related party(4)	16,751	-	-
(1)	The Company made interest-free loan to Jie Liu, which is due on demand, and received repayment for the loan.

(2)	The Company received interest-free loan from Jie Liu, which is due on demand, and made repayment for the loan.

(3)	The Company sold a vehicle to Jie Liu.

(4)	The Company received freight service from Yongqing Dong.